April 30, 2000

Semi Annual Report

Gradison Government Reserves Fund

Victory Funds
(LOGO)(R)

                              Table of Contents

Shareholder Letter                                                     2

Financial Statements

Schedules of Investments                                               3

Statements of Assets and Liabilities                                   4

Statements of Operations                                               5

Statements of Changes in Net Assets                                    6

Financial Highlights                                                   7

Notes to Financial Statements                                          8

                            THE VICTORY PORTFOLIOS

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Gradison Government Reserves Fund.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                               NOT FDIC INSURED
Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
(LOGO)(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help meet your investment goals! We strive on a daily basis to make sure you have the appropriate information you need to remain confident in your choice to invest in Victory Funds. To that end, I am pleased to present the Victory Gradison U.S. Government Reserves Fund's Semi-Annual Report for the period ended April 30, 2000. I hope you find this report useful, easy to read, and a valuable tool.

The past few months have been an exciting time for Victory Funds. Through the combination of a new sales and marketing literature system, a new and improved Internet presence, and the support of the many financial intermediaries offering Victory Funds, we are now over 30 mutual funds strong with more than $20 billion in assets under management.

Two of Victory Funds' core beliefs are guidance and education. We recognize it can be a complex decision to invest in securities through mutual funds, particularly when your hard-earned savings to fund a child's education, a new home, or a comfortable retirement is on the line. That's why I feel it is important for our shareholders to know "What Makes Victory Funds Different?" I am confident that after you review the following points you will be reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. Dependability is the essence of Victory Funds. When you entrust your money to a Victory Fund, you can rest assured that the portfolio managers of the Funds are known for adhering to a fund's stated management style and investment objective.

Discipline. A highly rigorous and disciplined investment process, refined over decades by the wisdom of experienced money managers, guides the selection of securities for Victory Funds. Key Asset Management, Inc., an established firm with a 100-year heritage, meticulously implements this proven process.

Teamwork. A knowledgeable team of investment professionals supports Victory Fund portfolio managers, who have an average of 17 years of experience.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment professionals, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The ultimate measure of your investment success is performance. At Victory Funds, our long-term perspective leads us to pursue the optimal return with a reasonable level of risk. We are committed to achieving consistent, rewarding results over time.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

THE VICTORY PORTFOLIOS                                  Schedule of Investments
Gradison U.S. Government Reserves Fund                           April 30, 2000
(Amounts in Thousands)                                              (Unaudited)

                                                         Principal    Amortized
Security Description                                       Amount       Cost

U.S. Government Agencies (99.7%)

Federal Farm Credit Bank (8.9%):
5.95%*, 5/1/00**                                            $ 43,000 $   43,000
5.97%, 5/11/00                                                11,172     11,153
5.97%*, 5/20/00                                               45,000     44,989
5.83%, 6/13/00                                                10,975     10,899
5.86%, 7/12/00                                                29,478     29,133
4.90%, 11/16/00, MTN                                          10,050      9,978
5.88%, 1/2/01                                                 20,470     19,648
6.35%, 2/1/01                                                 20,000     19,990

                                                                        188,790

Federal Home Loan Bank (59.2%):
5.80%, 5/1/00                                                 12,280     12,280
5.76%, 5/3/00                                                100,000     99,968
6.13%*,5/3/00                                                 50,000     50,000
6.17%*, 5/3/00                                                75,000     75,019
5.91%, 5/10/00                                                79,000     78,883
5.88%, 5/12/00                                               120,341    120,124
5.98%*, 5/12/00                                               25,000     24,997
5.87%, 5/17/00                                                86,743     86,516
5.92%, 5/22/00                                                18,916     18,851
5.20%, 5/26/00                                                80,000     79,930
5.63%, 6/2/00                                                 68,530     68,503
5.85%, 6/2/00                                                112,791    112,195
5.97%, 6/21/00                                               188,542    186,947
6.03%, 6/30/00                                                50,000     49,498
5.50%, 7/21/00                                                25,000     24,998
5.48%, 7/28/00                                                15,015     14,814
5.88%, 9/7/00                                                 10,000      9,999
6.17%, 9/22/00                                                13,090     12,767
6.18%, 10/25/00                                               50,000     48,481
6.13%, 10/27/00,
   Callable 7/27/00 @ 100                                     18,500     18,461
6.20%, 10/27/00,
   Callable 7/27/00 @ 100                                     10,000     10,000
6.20%, 11/3/00
   Callable 5/3/00 @ 100                                      25,000     25,002
5.00%, 12/1/00                                                10,000      9,926
6.36%, 1/18/01                                                10,000      9,996

                                                                      1,248,155

Student Loan Marketing Assoc. (22.7%):
5.93%*, 5/2/00                                              $ 29,143 $   29,140
5.98%*, 5/2/00                                                20,000     20,000
6.03%*, 5/2/00                                                20,000     20,000
6.15%*, 5/2/00                                               105,000    104,996
6.22%*, 5/2/00, MTN                                           60,000     59,975
6.25%*, 5/2/00                                                20,000     20,000
6.38%*, 5/2/00, MTN                                           27,500     27,500
6.38%*, 5/2/00                                                32,000     32,002
6.43%*, 5/2/00, MTN                                           25,000     25,037
6.46%*, 5/2/00, MTN                                           20,000     19,996
6.48%*, 5/2/00, MTN                                           50,000     49,993
6.48%*, 5/2/00, MTN                                           50,000     50,104
6.55%, 2/14/01, MTN                                           20,000     19,998

                                                                        478,741

Tennessee Valley Authority (8.9%):
5.90%, 5/12/00                                               148,000    147,734
5.87%, 5/17/00                                                26,430     26,361
6.00%, 11/1/00                                                14,279     14,259

                                                                        188,354

Total U.S. Government Agencies
(Amortized Cost $2,104,040)                                           2,104,040

Total Investments
(Amortized Cost $2,104,040) (a) -- 99.7%                              2,104,040

Other assets in excess of liabilities -- 0.3%                             5,702

TOTAL NET ASSETS -- 100.0%                                           $2,109,742

(a)Cost and value for federal income tax and financial reporting purposes are the same.

*Variable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at 4/30/00. The date reflects the next rate change date.

**Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

MTN -- Medium Term Note

See notes to financial statements.

                                            Statement of Assets and Liabilities
THE VICTORY PORTFOLIOS                                           April 30, 2000
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)

                                                                      Gradison
                                                                     Government
                                                                      Reserves
                                                                        Fund

ASSETS:
Investments, at amortized cost                                       $2,104,040
Cash                                                                         39
Interest Receivable                                                      16,639
Receivable for capital shares issued                                         17
Prepaid expenses and other assets                                            12

    Total Assets                                                      2,120,747

LIABILITIES:
Dividends payable                                                         9,665
Accrued expenses and other payables:
  Investment advisory fees                                                  553
  Administration fees                                                        19
  Distribution fees                                                         200
  Transfer agent fees                                                       465
  Other                                                                     103

    Total Liabilities                                                    11,005

NET ASSETS:
Capital                                                               2,109,740
Accumulated undistributed net realized gains from
  investment transactions                                                     2

    Net Assets                                                       $2,109,742

Outstanding units of beneficial interest (shares)                     2,109,740

Net asset value
  Offering and Redemption price per share                            $     1.00

                     See notes to financial statements.

                                                        Statement of Operations
THE VICTORY PORTFOLIOS                  For the Six Months Ended April 30, 2000
(Amounts in Thousands)                                               (Unaudited)

                                                                      Gradison
                                                                     Government
                                                                      Reserves
                                                                        Fund

Investment Income:
Interest income                                                         $63,679

    Total Income                                                         63,679

Expenses:
Investment advisory fees                                                  4,676
Administration fees                                                       1,199
Distribution fees                                                         1,095
Legal and audit fees                                                        102
Custodian fees                                                              204
Fund accounting fees                                                         63
Printing fees                                                               251
Registration and filing fees                                                 29
Transfer agent fees                                                       1,952
Trustees' fees and expenses                                                  21
Other                                                                        76

    Total Expenses                                                        9,668

Expenses voluntarily reduced                                             (1,732)

    Total Expenses                                                        7,936

Net Investment Income                                                    55,743

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                      2

Net realized/unrealized gains from investments                                2

Change in net assets resulting from operations                          $55,745

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                       Statement of Changes in Net Assets
(Amounts in Thousands)                                              (Unaudited)

                                              Gradison Government Reserves Fund

                                          Six Months   One Month      Year
                                             Ended       Ended        Ended
                                           April 30,  October 31, September 30,
                                             2000        1999         1999

From Investment Activities:

Operations:
   Net investment income                 $    55,743   $    7,967   $    91,884
   Net realized gains/(losses) from
     investment transactions                       2           --            --

Change in net assets resulting
  from operations                             55,745        7,967        91,884

Distributions to Shareholders:
   From net investment income                (55,743)      (7,967)      (91,884)

Change in net assets from distributions
  to shareholders                            (55,743)      (7,967)      (91,884)

Capital Transactions:
   Proceeds from shares issued             5,358,687      655,277     8,742,822
   Dividends reinvested                       53,255        7,620        82,687
   Cost of shares redeemed                (5,330,222)    (653,632)   (8,740,578)

Change in net assets from
  capital transactions                        81,720        9,265        84,931

Change in net assets                          81,722        9,265        84,931

Net Assets:
   Beginning of period                     2,028,020    2,018,755     1,933,824

   End of period                         $ 2,109,742   $2,028,020   $ 2,018,755

Share Transactions:
   Issued                                  5,358,687      655,277     8,742,822
   Reinvested                                 53,255        7,620        82,687
   Redeemed                               (5,330,222)    (653,632)   (8,740,578)

Change in shares                              81,720        9,265        84,931

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                     Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                  Gradison Government Reserves Fund

                                 Six Months        Month
                                    Ended          Ended
                                  April 30,      October 31,                            Year Ended September 30,
                                    2000            1999            1999<F2>     1998             1997       1996        1995
                                 (Unaudited)

Net Asset Value,
   Beginning of Period           $    1.000      $    1.000      $    1.000   $    1.000      $    1.000  $    1.000  $    1.000

Investment Activities
   Net investment income              0.030           0.004           0.044        0.049           0.047       0.047       0.050
   Net realized and
     unrealized gains
     (losses) from
     investments                         --              --              --           --              --          --          --

       Total from
         Investment Activities        0.030           0.004           0.044        0.049           0.047       0.047       0.050

Distributions
   Net investment income             (0.030)         (0.004)         (0.044)      (0.049)         (0.047)     (0.047)     (0.050)
   Net realized gains                    --              --              --           --              --          --          --

       Total Distributions           (0.030)         (0.004)         (0.044)      (0.049)         (0.047)     (0.047)     (0.050)

Net Asset Value, End of Period   $    1.000      $    1.000      $    1.000   $    1.000      $    1.000  $    1.000  $    1.000

Total Return                           2.56%<F3>       0.39%<F3>       4.46%        4.98%           4.85%       4.86%       5.10%

Ratios/Supplemental Data:
Net Assets, End of Period (000)  $2,109,742      $2,028,020      $2,018,755   $1,933,824      $1,610,058  $1,333,063  $1,224,129
Ratio of expenses to
   average net assets <F5>             0.72%<F4>       0.72%<F4>       0.71%        0.72%<F2>       0.72%       0.75%       0.78%
Ratio of net investment
   income to average
   net assets <F5>                     5.09%<F4>       4.61%<F4>       4.34%        4.86%<F2>       4.75%       4.72%       5.00%
Ratio of expenses to
   average net assets<F1>              0.88%<F4>       0.84%<F4>       0.77%        0.73%<F2>       0.73%       0.76%       0.80%
Ratio of net investment
   income to average
   net assets<F1>                      4.93%<F4>       4.49%<F4>       4.28%        4.85%<F2>       4.74%       4.71%       4.98%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves
     Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F3> Not Annualized

<F4> Annualized

<F5> Effective April 1, 1999, the Advisor agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G Shares of the Fund at a maximum of 0.72% until at least April 1, 2001.


                     See notes to financial statements.

                                                Notes to Financial Statements
THE VICTORY PORTFOLIOS                                         April 30, 2000
                                                                  (Unaudited)

1. Organization:

THE VICTORY PORTFOLIOS (the "Trust") was organized on February 5, 1986 as a Massachusetts Trust and reorganized on December 6, 1995 as a Delaware Business Trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of September 30, 1999, the Trust offers shares of 32 active funds. The accompanying financial statements and financial highlights are those of the Victory Gradison Government Reserves Fund (the "Fund"). The Fund is authorized to issue Class G Shares. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization and Termination (the "Agreement") with The Gradison McDonald Cash Reserves Trust, also registered as an open-end investment management company under the 1940 Act, pursuant to which all of the assets and liabilities of the Gradison U.S. Government Reserves Fund were transferred to the Victory Gradison Government Reserves Fund of the Trust in exchange for Class G shares, a new class of shares issued in connection with the reorganization, of that Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on April 1, 1999 (the "Effective Date of the Reorganization"), following approval by shareholders of The Gradison McDonald Cash Reserves Trust, at a special shareholder meeting held on March 5, 1999.

For accounting purposes as a result of the reorganization, the historical basis of assets and liabilities of the Victory Gradison Government Reserves Fund is that of the Gradison U.S. Government Reserves Fund.

The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:

                                 Before                     After
                              Reorganization            Reorganization

                                        Victory            Victory
                        Gradison        Gradison           Gradison
                    U.S. Government     Government        Government
                     Reserves Fund    Reserves Fund     Reserves Fund

Shares (000)              2,190,366              --       2,190,366

Net Assets (000)         $2,190,366              --      $2,190,366

Net Asset Value          $     1.00              --      $     1.00

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                  Continued

THE VICTORY PORTFOLIOS                                         April 30, 2000
                                                                  (Unaudited)

Repurchase Agreements:

The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated on the basis of relative net assets of all funds included in the Trust or other appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4. Related Party Transactions:

As of the Effective Date of the Reorganization, investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser"), a wholly-owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees computed daily and paid monthly based on the Fund's average daily net assets, at an annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion. KeyTrust Company of Ohio, serving as custodian for the Funds as of the Effective Dates of the Reorganization, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Bisys Fund Services (the "Administrator or the "Distributor" as applicable), an indirect, wholly owned subsidiary of the Bisys Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund and, during the period October 23, 1998 through the Effective Dates of the Reorganizations, as distributor for the Fund. Under the terms of the administration agreement the Administrator's fee is computed at the annual rate of 0.15% of the Fund's average daily net assets up to $300 million, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.10% of the average daily net assets of the Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. McDonald Investments Inc. provides certain shareholder services for the Fund under the terms of an administrative services agreement with the Fund, and receives a monthly fee at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined. Effective March 1, 1999, BISYS also serves as the Fund's Mutual Fund Accountant and receives a fee for these services under the terms of the Fund Accounting Agreement.

Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

                                  Continued

The Victory Portfolio                                          April 30, 2000
                                                                  (Unaudited)

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.72% until at least April 1, 2001.

Additional information regarding related party transactions is as follows for the six months ended April 30, 2000:

         Investment Advisory Fees                Administration Fees

          Maximum                            Maximum
        Percentage                         Percentage
        of Average      Voluntary          of Average       Voluntary
          Daily           Fee                Daily            Fee
        Net Assets     Reductions          Net Assets      Reductions

         0.50%          $1,118                0.15%           $614

Prior to the Effective Date of the Reorganization, investment advisory services were provided by McDonald & Company Securities, Inc. ("McDonald"), pursuant to an investment advisory agreement between the Gradison Fund and McDonald under substantially the same terms as the Fund's investment advisory agreement described above. Transfer agent services, including dividend disbursing, fund accounting services and administrative services were provided by McDonald prior to the Effective Date of the Reorganization, pursuant to the terms of a Transfer Agency, Accounting Services and Administrative Services agreement between the Gradison fund and McDonald. Under the terms of that agreement, the Gradison Fund paid McDonald a monthly fee for transfer agent and administrative services at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Gradison Fund paid fund accounting fees to McDonald under substantially the same terms as the Fund. Distribution fees, prior to the Effective Date of the Reorganization, were paid by the Gradison Fund to McDonald pursuant to an agreement under substantially the same terms of the Funds' agreement. Prior to the Effective Date of the Reorganization, officers of the Gradison Fund were also officers of McDonald.

5. Voting Results of a Special Meeting of Gradison U.S. Government Reserves Fund Shareholders:

A Shareholder meeting was held on March 27, 2000. At the meeting, shareholders voted on the following matters with the following results as indicated below:

Proposal 1

For the Trust to elect the Board of Trustees of the Trust.

                             For      Withheld   Election Results

Theodore H. Emmerich      7,017,357   181,560       Passed
Dr. Harry Gazelle         7,014,923   183,993       Passed
Frankie D. Hughes         7,032,333   166,584       Passed
Roger Noall               6,959,362   239,556       Passed
Eugene J. McDonald        7,032,245   166,672       Passed
Dr. Thomas F. Morrissey   7,030,565   168,352       Passed
Patrick Swygert           7,029,446   169,471       Passed
Frank A. Weil             7,032,067   166,850       Passed
Donald E. Weston          6,965,594   233,324       Passed
Leigh A. Wilson           7,031,424   167,494       Passed

Proposal 2

For the Trust to approve an Amendment and Restatement of seven sections of the Trust Instrument as follows: a) Reorganizations, b) voting powers, c) required redemptions, d) record date, e) master/feeder structure, f) derivative actions, and g) future amendments.

                               For     Against   Abstain Election Results

a) Reorganizations          5,263,551  215,415   304,093     Passed
b) Voting Powers            5,340,482  138,463   304,093     Passed
c) Required Redemptions     5,402,281   80,335   306,691     Passed
d) Record Date              5,406,116   68,996   306,119     Passed
e) Master/Feeder Structure  5,371,967  103,145   306,119     Passed
f) Derivative Actions       5,382,740   94,249   303,976     Passed
g) Future Amendments        5,195,718  193,193   304,216     Passed

                                  Continued

The Victory Portfolio                                          April 30, 2000
                                                                  (Unaudited)

Proposal 4

For the Trust to approve a series of proposals to change certain fundamental investment restrictions applicable to each fund. The separate proposals associated with the changes in the fundamental investment restrictions are as follows:

a) The elimination of investment restrictions relating to diversification of investments for all Funds.

                             For     Against     Abstain     Election Results

                           819,558    7,595       47,945        Not Passed(1)

b) To revise and update each Fund's policy regarding concentration of investments in an industry to be consistent with the current legal interpretations.

                             For     Against     Abstain     Election Results

                           818,352    8,802       47,945        Not Passed(1)

c) To clarify and standardize the restriction on borrowing which will give the Fund the flexibility to engage in certain security transactions for any purpose that does not involve leveraging.

                             For     Against     Abstain     Election Results

                           814,272    12,881      47,945        Not Passed(1)

d) To update the lending restriction to clarify that the Funds may lend their portfolio securities and engage in certain types of security transactions that might be construed as "lending" transactions.

                             For     Against     Abstain     Election Results

                           814,553    12,601      47,945        Not Passed(1)

e) To clarify and modernize the language concerning senior securities to make it consistent with permitted activities approved by the SEC.

                             For     Against     Abstain     Election Results

                           816,600    10,554      47,945        Not Passed(1)

f) To modernize the current language of the real estate investment restriction by allowing the Fund to invest in certain newer financial instruments that were precluded under the prior restriction.

                             For     Against     Abstain     Election Results

                           816,829    10,325      47,945        Not Passed(1)

g) To revise the restriction relating to underwriting.

                             For     Against     Abstain     Election Results

                           819,413     7,741      47,945        Not Passed(1)

1 Although a majority of the votes cast were in favor of the proposal, it failed to pass because the 1940 Act requires that at least 50% of the Fund's outstanding shares be present at the meeting.

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The Victory Funds                                                  PRSRT STD
127 Public Square                                                U.S. Postage
OH-01-27-1612                                                        PAID
Cleveland, Ohio 44114                                           Cleveland, OH
                                                               Permit No. 1535

Victory Funds
(LOGO)(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

                                                            1VF-GGR-SEMI 6/00